Your response is greatly needed.

Dear Valued Shareholder:

Today the special meeting of shareholders of your fund, the Victory CEMP Multi-Asset Balanced Fund (the “Fund”), was adjourned until June 17, 2016.

Your assistance is greatly needed.  Our records indicate that at the time of this mailing, your voting instructions have not yet been recorded.  It is critical to the continued operation of the Fund that proxy votes be cast. For the reasons set forth in the proxy materials, the Board of Trustees recommends that you vote “FOR” the proposal.  In order to conduct this important business for your Fund, we need your proxy vote.

Your vote is truly important as every share counts toward reaching the number of shares required to approve the business of this special meeting.  We need your help to secure the remaining shares needed.  Please help us by taking a moment to cast a vote for your shares today.

More information regarding this special meeting and the proposals can be found in the proxy statement you received. If you would like another copy of the proxy statement or have proxy-related questions, please call 1-877-283-0325. Representatives are available between 9 a.m. and 10 p.m. Eastern Time.

Christopher K. Dyer

President

Victory Portfolios II

More information regarding this special meeting and the proposal can be found in the proxy statement.  If you would like another copy of the proxy statement or have proxy-related questions, please call 1 (877) 283-0325 for assistance.  Representatives are available between the hours of 9:00 a.m. and 10:00 p.m. Eastern Time.

Here are three convenient methods for voting your proxy:

1.              Vote by Touch-tone Phone.  You may cast your vote by telephone using an automated system by calling the toll-free number found on the enclosed proxy card.

2.              Vote via the Internet.  You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy card and following the instructions on the website.

3.              Vote by Mail.  You may cast your vote by signing, dating and mailing the enclosed proxy card(s) in the postage-prepaid return envelope provided.

If convenient for you, please utilize one of the first two options above to ensure that your response is received in time for the special meeting on June 17th.

Your prompt response is greatly appreciated.

OBO

Your response is greatly needed.

Dear Valued Shareholder:

Today the special meeting of shareholders of your fund, the Victory CEMP Multi-Asset Balanced Fund (the “Fund”), was adjourned until June 17, 2016.

Your assistance is greatly needed.  Our records indicate that at the time of this mailing, your voting instructions have not yet been recorded.  It is critical to the continued operation of the Fund that proxy votes be cast. For the reasons set forth in the proxy materials, the Board of Trustees recommends that you vote “FOR” the proposal.  In order to conduct this important business for your Fund, we need your proxy vote.

Your vote is truly important as every share counts toward reaching the number of shares required to approve the business of this special meeting.  We need your help to secure the remaining shares needed.  Please help us by taking a moment to cast a vote for your shares today.

More information regarding this special meeting and the proposals can be found in the proxy statement you received. If you would like another copy of the proxy statement or have proxy-related questions, please call 1-877-283-0325. Representatives are available between 9 a.m. and 10 p.m. Eastern Time.

Christopher K. Dyer

President

Victory Portfolios II

More information regarding this special meeting and the proposal can be found in the proxy statement.  If you would like another copy of the proxy statement or have proxy-related questions, please call 1 (877) 283-0325 for assistance.  Representatives are available between the hours of 9:00 a.m. and 10:00 p.m. Eastern Time.

Here are FOUR convenient methods for voting your proxy:

1.              Vote with a Telephone Voting Representative.  You may cast your vote by telephone with a proxy representative by calling toll-free 1 (877) 283-0325.  Representatives are available between the hours of 9:00 a.m. and 10:00 p.m. Eastern Time.

2.              Vote by Touch-tone Phone.  You may cast your vote by telephone using an automated system by calling the toll-free number found on the enclosed proxy card.

3.              Vote via the Internet.  You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy card and following the instructions on the website.

4.              Vote by Mail.  You may cast your vote by signing, dating and mailing the enclosed proxy card(s) in the postage-prepaid return envelope provided.

If convenient for you, please utilize one of the first two options above to ensure that your response is received in time for the special meeting on June 17th.

Your prompt response is greatly appreciated.

REG NOBO